OTHER OPERATING INCOME AND EXPENSES (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating expenses:
Consultancy	₺ (536,674)	₺ (396,766)	₺ (531,529)
Utilities	(387,631)	(326,129)	(262,649)
License fee	(289,025)	(235,637)
Impairment of Intangible assets	(269,457)
Insurance	(171,537)	(169,873)	(211,173)
Data center	(133,815)	(111,652)	(109,006)
Rent	(116,231)	(165,763)	(74,466)
Maintenance	(89,725)	(63,186)	(38,384)
Travel	(50,055)	(45,437)	(37,518)
Vehicle fuel	(48,220)	(50,933)	(47,740)
Irrecoverable value added tax	(43,790)	(40,035)	(36,950)
Internet line	(26,174)	(22,737)	(22,345)
Credit card chargebacks	(12,397)	(11,746)	(6,149)
Stationary	(9,386)	(8,556)	(6,577)
Withholding tax payments	(632)	(2,004)	(140,817)
Provision for Turkish Capital Markets Board fee			(45,408)
Other legal provisions			(17,837)
Other	(533,221)	(439,217)	(456,903)
Total	(2,717,970)	(2,089,671)	(2,045,451)
Other operating income:
Bank promotion income	141,374	92,784	131,323
Depository income	102,350	155,860	113,857
Partnership income	76,885	77,096	38,548
Services charged	38,572	30,069	40,079
Income from scrap packaging materials sales	10,059	9,249	5,247
Reversal of provision for Competition Authority investigation			273,219
Contribution income			230,216
Other	130,645	103,915	66,259
Total	₺ 499,885	₺ 468,973	₺ 898,748